LONG TERM LOAN	3 Months Ended
Mar. 31, 2023
LONG TERM LOAN

NOTE 9 – LONG TERM LOAN

During the year ended December 31, 2020, the Company secured a term loan with a principal amount of $187,498 (NIS 500,000) from an Israeli bank. The loan bears interest at the rate of 3.14% per annum and matures on September 18, 2025. The loan is subject to 48 monthly payments commencing October 18, 2021. $9,374 (NIS 25,000) was deposited in the bank as security for the loan.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)

(Unaudited)

NOTE 9 – LONG TERM LOAN (continued)

The activities of the long term loan during the three month ended March 31, 2023 are as follows:

	March 31, 2023	December 31, 2022
Balance, opening	$135,971	$192,651
Repayments	(11,709)	(46,561)
Interest expense, accrued	1,006	4,977
Translation difference	(5,024)	(15,096)
Balance, ending	120,244	135,971
Less:
Long term loan – current portion	46,846	47,740
Long term loan	$73,398	$88,231

The undiscounted repayments for each of the next three years and in the aggregate are:

Year ended	Amount
December 31, 2023	$34,998
December 31, 2024	47,947
December 31, 2025	37,299
$120,244